CONTINGENCY	12 Months Ended
Dec. 31, 2017
CONTINGENCY [abstract]
Disclosure of contingent liabilities

17              35 CONTINGENCY

There were no significant contingent liabilities as at 31 December 2017 and up to the date of approval of these financial statements.